Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Detailed Information About Contractual Obligations Outstanding
At December 31, 2020, the Company had the following contractual obligations outstanding which are expected to be settled in the time periods indicated:

	Total	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter
Loans and borrowings and accrued interest	$654,805	$34,924	$47,675	$46,960	$376,358	$148,888	$-
Accounts payable and accrued liabilities	119,641	119,641	-	-	-	-	-
Reclamation obligations (1)	167,142	4,009	6,183	11,045	11,452	16,123	118,330
Purchase commitments	69,879	64,670	4,264	931	13	-	-
Gold contracts	91,393	51,805	39,588	-	-	-	-
Foreign exchange contracts	12,507	12,188	319	-	-	-	-
Lease commitments	16,006	5,099	4,595	4,487	1,800	6	19
Total	$1,131,373	$ 292,336	$102,625	$63,423	$389,623	$165,017	$118,349

(1)   Amount represents undiscounted future cash flows.